Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost
Total cost	$ 2,803	$ 2,732
Less - accumulated depreciation
Total accumulated depreciation	1,551	1,219
Property and Equipment, Net	1,252	1,513
Systems and equipment [Member]
Cost
Total cost	2,016	1,965
Less - accumulated depreciation
Total accumulated depreciation	920	664
Computers and software [Member]
Cost
Total cost	440	426
Less - accumulated depreciation
Total accumulated depreciation	410	375
Office furniture and equipment [Member]
Cost
Total cost	135	132
Less - accumulated depreciation
Total accumulated depreciation	68	58
Leasehold improvements [Member]
Cost
Total cost	212	209
Less - accumulated depreciation
Total accumulated depreciation	$ 153	$ 122